TAX CHARGE - Schedule of Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
(Loss) income before tax	$ (32,408)	$ 34,150	$ 20,141
Expected tax (credit) expense	(9,543)	3,643	2,721
Disallowed expenses	11,522	769	635
Movement in unrecognized temporary differences	(7,124)	(419)	(1,266)
Tax liability arising from intra-group transfer of IP	5,598	0	0
Change in estimates related to prior periods	35	(356)	(106)
Changes in tax rates	0	(107)	0
Other	34	(59)	(103)
Income tax expense (benefit)	522	3,471	1,881
Movements in the fair value of contingent consideration	11,314	$ 0	$ 0
Other disallowable expenses	$ 208